Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
	As of December 31,
	2020	2019
Consumables and spare parts	$296,611	$248,367
Prepaid taxes	154,736	75,534
Prepaid expenses and advances	254,589	94,683
Other assets -current	$705,936	$418,584

Durable spare parts	$328,006	$249,588
Deposit and others	254,608	262,517
Other assets –non current	$582,614	$512,105